PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS [Abstract]
Provisions
	For legal claims and others (1)
Balances as of 12/31/2016	408,002
Inflation adjustment restatement	(80,163)
Additions	225,887	´(1)
Uses	(254,858)
Reversals	(8,967)	´(3)
Balances as of 12/31/2017	289,901
Inflation adjustment restatement	(112,740)
Additions	195,156	´(1)
Uses	(787)
Reversals	(362)	´(2)
Balances as of 12/31/2018	371,168

(1)	Ps. 107,419 and Ps. 152,635 are included in “Other operating expenses” and Ps. 118,468 and Ps. 77,472 in “Financial expenses” for the years ended on December 31, 2018 and 2017, respectively.
(2)	The total amount is recorded in “Other operating income”
(3)	Ps. 2,263, are included in “Other operating expenses” and Ps. 6,704 in “Financial expenses” for the year 2017.